Deferred Credits and Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2019
Deferred Credits And Other Noncurrent Liabilities [Abstract]
Deferred Credits and Other Noncurrent Liabilities
22.	Deferred Credits and Other Noncurrent Liabilities

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Accrual of capital expenditures under long-term financing	2,118	2,965
Provision for asset retirement obligations	1,767	1,656
Contract liabilities and unearned revenues (Note 5)	604	532
Others	68	131
	4,557	5,284

Accrual of capital expenditures under long-term financing represents expenditures related to the expansion and upgrade of our network facilities which are not due to be settled within one year.  Such accruals are settled through refinancing from long-term loans obtained from the banks.  See Note 21 – Interest-bearing Financial Liabilities.

The following table summarizes the changes to provision for asset retirement obligations for the years ended December 31, 2019 and 2018:

	2019	2018
	(in million pesos)
Provision for asset retirement obligations at beginning of the year	1,656	1,630
Additional liability	154	161
Accretion expenses	82	47
Settlement of obligations and others	(125)	(182)
Provision for asset retirement obligations at end of the year	1,767	1,656